Capital management (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	April 30 2023	October 31 2022
Capital (1)
CET1 capital	$81,103	$76,945
Tier 1 capital	88,400	84,242
Total capital	99,540	93,850
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$479,953	$496,898
Market risk	37,685	35,342
Operational risk	75,895	77,639
Total RWA	$593,533	$609,879
Capital ratios and Leverage ratio (1)
CET1 ratio	13.7%	12.6%
Tier 1 capital ratio	14.9%	13.8%
Total capital ratio	16.8%	15.4%
Leverage ratio	4.2%	4.4%
Leverage ratio exposure (billions)	$2,116	$1,898
TLAC available and ratios (2)
TLAC available	$183,978	$160,961
TLAC ratio	31.0%	26.4%
TLAC leverage ratio	8.7%	8.5%

(1)
Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline. Both the CAR guideline and LR guideline are based on the Basel III framework. The results for the period ended April 30, 2023 reflect our adoption of the revised CAR and LR guidelines as part of OSFI’s implementation of the Basel III reforms.

(2)	TLAC available and TLAC ratios are calculated using OSFI’s TLAC guideline. The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. The TLAC ratio and TLAC leverage ratio are calculated using the TLAC available as percentage of total RWA and leverage exposure, respectively.